Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued expenses [Abstract]
Accounts payable and accrued expenses
14	Accounts payable and accrued expenses

Accounts payable and accrued expenses as of December 31, 2025 and 2024, are shown as follows:

	2025	2024
Operating expenses	$228,964	$258,743
General expenses	96,987	207,210
Purchased services	11,535	21,271
Taxes payable	33,700	73,507
Salaries and wages	4,178	4,122
Others	14,968	23,618
	$390,332	$588,471